Long-term debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

Long-term debt	Dec. 31, 2018			Dec. 31, 2017
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	2.05 - 5.45%	2019 - 2028	$24,995	1.30 - 5.45%	$23,329
Floating rate	2.61 - 3.86%	2019 - 2038	2,628	1.49 - 2.74%	2,829
Subordinated debt (a)	3.00 - 7.50%	2021 - 2029	1,540	3.00 - 7.50%	1,821
Total			$29,163		$27,979

(a)	Fixed rate.

Total long-term debt maturing during the next five years for BNY Mellon is as follows: 2019 – $4.3 billion, 2020 – $5.0 billion, 2021 – $4.6 billion, 2022 – $1.3 billion and 2023 – $5.5 billion.